Shareholder Report, Line Graph (Details) - USD ($)					1 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	35 Months Ended	36 Months Ended	47 Months Ended	48 Months Ended	59 Months Ended	60 Months Ended	71 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
		Jan. 31, 2024	Apr. 13, 2020	Feb. 29, 2016	Feb. 29, 2024	Feb. 28, 2021	Feb. 28, 2026	Feb. 28, 2017	Feb. 28, 2025	Feb. 28, 2022	Feb. 28, 2018	Feb. 28, 2026	Feb. 28, 2023	Feb. 28, 2019	Feb. 29, 2024	Feb. 29, 2020	Feb. 28, 2025	Feb. 28, 2021	Feb. 28, 2026	Feb. 28, 2022	Feb. 28, 2023	Feb. 29, 2024	Feb. 28, 2025	Feb. 28, 2026
Schwab U.S. REIT ETF
Account Value [Line Items]
Line Graph and Table Measure Name							Schwab U.S. REIT ETF
Accumulated Value	[1],[2]			$ 10,000				$ 11,474.37			$ 10,336.8			$ 12,491.92		$ 12,565.75		$ 11,939.41		$ 14,513.58	$ 12,739.63	$ 13,256.44	$ 15,079.53	$ 16,207.85
Schwab Fundamental U.S. Broad Market ETF
Account Value [Line Items]
Line Graph and Table Measure Name							Schwab Fundamental U.S. Broad Market ETF
Accumulated Value	[1],[2]			10,000				12,632.23			14,086.29			14,646.38		14,828.91		19,774.24		23,492.33	23,109.83	27,555.32	31,891.24	38,245.07
Schwab Fundamental U.S. Large Company ETF
Account Value [Line Items]
Line Graph and Table Measure Name							Schwab Fundamental U.S. Large Company ETF
Accumulated Value	[1],[2]			10,000				12,565.69			14,062.18			14,612.8		14,902.38		19,730.04		23,599.81	23,220.26	27,878.35	32,455.62	38,928.18
Schwab Fundamental U.S. Small Company ETF
Account Value [Line Items]
Line Graph and Table Measure Name							Schwab Fundamental U.S. Small Company ETF
Accumulated Value	[1],[2]			10,000				13,356.17			14,320.77			14,992.82		13,874.04		19,802.65		21,794.42	21,329.7	23,386.65	25,024.4	29,937.34
Schwab Fundamental International Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name							Schwab Fundamental International Equity ETF
Accumulated Value	[1],[2],[3]			10,000				12,061.58			14,376.58			13,514.25		12,795.31		16,054.16		17,330.85	17,172.66	19,586.41	21,199.93	32,660.38
Schwab Fundamental International Small Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name							Schwab Fundamental International Small Equity ETF
Accumulated Value	[1],[2],[3]			10,000				12,326.19			15,096.44			13,426.98		12,612.81		16,267.17		16,570.36	15,424.74	16,694.26	17,946.85	26,522.76
Schwab Fundamental Emerging Markets Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name							Schwab Fundamental Emerging Markets Equity ETF
Accumulated Value	[1],[2],[3]			10,000				14,902.85			18,228.77			16,886.85		15,918.29		18,962.32		19,524.96	17,822.96	20,170.57	23,483.6	32,666.48
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[4],[5]						S&P 500® Index
Accumulated Value				10,000				12,497.52			14,634.69			15,319.55		16,574.66		21,760.92		25,327.33	23,379.29	30,498.84	36,112.5	42,248.57
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[6]						Russell 3000® Index
Accumulated Value				10,000				12,629.32			14,678.28			15,419.43		16,483.75		22,307.01		25,049.37	23,027.15	29,613.39	34,805.62	40,728.29
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[7]						Russell 1000® Index
Accumulated Value				10,000				12,552.89			14,649.15			15,380.46		16,583.82		22,269.41		25,324.56	23,246.44	30,177.27	35,643.24	41,608.1
MSCI EAFE® Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[8],[9],[10]						MSCI EAFE® Index (Net)
Accumulated Value	[10]			10,000				11,575.41			13,905.21			13,065.09		12,990.71		15,907.88		16,357.79	15,843.56	18,126.8	19,716.54	26,545.07
MSCI Emerging Markets Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[10],[11]						MSCI Emerging Markets Index (Net)
Accumulated Value	[10]			10,000				12,945.78			16,895.57			15,225		14,938.34		20,323.22		18,151.33	15,377	16,719.74	18,403.95	27,598.69
Dow Jones Equity All REIT Capped Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[12]						Dow Jones Equity All REIT Capped Index
Accumulated Value			$ 10,000			$ 11,852.62				$ 14,416.59			$ 12,664.9		$ 13,186.13		$ 15,014.84		$ 16,144.92
REIT Spliced Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							REIT Spliced Index
Accumulated Value				10,000				11,499.42			10,362.72			12,528.05		12,610.45		11,978.08		14,569.19	12,798.95	13,325.7	15,173.77	16,315.81
RAFI Fundamental High Liquidity US All Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[13]						RAFI Fundamental High Liquidity US All Index
Accumulated Value		$ 10,000			$ 10,374.1				$ 12,034.8			$ 14,461.4
Russell RAFI™ US Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Russell RAFI™ US Index
Accumulated Value				10,000				12,663.75			14,148.51			14,749.67		14,961.31		19,990.4		23,807.27	23,484.17	28,059.87	32,508.11	39,157.71
Fundamental US All Spliced Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Fundamental US All Spliced Index
Accumulated Value				10,000				12,663.75			14,148.51			14,749.67		14,961.31		19,990.4		23,807.27	23,484.17	28,059.87	32,557.25	39,121.83
RAFI Fundamental High Liquidity US Large Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[14]						RAFI Fundamental High Liquidity US Large Index
Accumulated Value		10,000			10,372.6				12,104.8			14,549.7
Russell RAFI™ US Large Company Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Russell RAFI™ US Large Company Index
Accumulated Value				10,000				12,598.56			14,126.1			14,714.54		15,037.41		19,951.35		23,921.94	23,602.76	28,395.86	33,113.47	39,871.43
Fundamental US Large Spliced Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Fundamental US Large Spliced Index
Accumulated Value				10,000				12,598.56			14,126.1			14,714.54		15,037.41		19,951.35		23,921.94	23,602.76	28,395.86	33,144.2	39,838.59
RAFI Fundamental High Liquidity US Small Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[15]						RAFI Fundamental High Liquidity US Small Index
Accumulated Value		10,000			10,394.4				11,146.9			13,363.6
Russell RAFI™ US Small Company Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Russell RAFI™ US Small Company Index
Accumulated Value				10,000				13,394.16			14,377.85			15,084.95		13,991.1		19,973.3		22,033.8	21,593.75	23,716.47	25,260.04	30,593.55
Fundamental US Small Spliced Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Fundamental US Small Spliced Index
Accumulated Value				10,000				13,394.16			14,377.85			15,084.95		13,991.1		19,973.3		22,033.8	21,593.75	23,716.47	25,431.29	30,488.62
Russell 2000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 2000® Index
Accumulated Value				10,000				13,611.12			15,041.8			15,881.02		15,099.08		22,799.1		21,428.9	20,139.95	22,163.87	23,646.96	29,165.2
RAFI Fundamental High Liquidity Developed ex US Large Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[10],[16]						RAFI Fundamental High Liquidity Developed ex US Large Index (Net)
Accumulated Value	[10]	10,000			10,153.1				10,996			16,934.8
Russell RAFI™ Developed ex US Large Company Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[10]						Russell RAFI™ Developed ex US Large Company Index (Net)
Accumulated Value	[10]			10,000				12,080.67			14,400.51			13,547.3		12,810.83		16,088.72		17,376.35	17,225.73	19,649.2	21,294.39	32,803.91
Fundamental Developed ex US Large Spliced Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Fundamental Developed ex US Large Spliced Index
Accumulated Value				10,000				12,080.67			14,400.51			13,547.3		12,810.83		16,088.72		17,376.35	17,225.73	19,649.2	21,272.8	32,761.96
RAFI Fundamental High Liquidity Developed ex US Small Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[10],[17]						RAFI Fundamental High Liquidity Developed ex US Small Index (Net)
Accumulated Value	[10]	10,000			10,033.9				10,826.3			16,027.4
Russell RAFI™ Developed ex US Small Company Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[10]						Russell RAFI™ Developed ex US Small Company Index (Net)
Accumulated Value	[10]			10,000				12,367.42			15,177.04			13,499.52		12,713.83		16,429.44		16,785.65	15,672.63	16,998.18	18,301.72	27,397.67
Fundamental Developed ex US Small Spliced Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Fundamental Developed ex US Small Spliced Index
Accumulated Value				10,000				12,367.42			15,177.04			13,499.52		12,713.83		16,429.44		16,785.65	15,672.63	16,998.18	18,326.7	27,131.09
S&P Developed ex-U.S. Small Cap Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[10]						S&P Developed ex-U.S. Small Cap Index (Net)
Accumulated Value	[10]			10,000				11,783.82			14,789.4			13,271.7		12,954.89		17,318.14		16,890.91	15,327.09	16,029.84	16,884.32	24,542.36
RAFI Fundamental High Liquidity Emerging Markets Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[10],[18]						RAFI Fundamental High Liquidity Emerging Markets Index (Net)
Accumulated Value	[10]	$ 10,000			$ 10,291.6				$ 12,044.7			$ 16,846.8
Russell RAFI™ Emerging Markets Large Company Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[10]						Russell RAFI™ Emerging Markets Large Company Index (Net)
Accumulated Value	[10]			10,000				15,000.24			18,431.55			17,190.23		16,271.71		19,529.51		20,800.08	18,249.22	20,874.95	24,371.99	34,712.36
Fundamental Emerging Markets Spliced Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Fundamental Emerging Markets Spliced Index
Accumulated Value				$ 10,000				$ 15,000.24			$ 18,431.55			$ 17,190.23		$ 16,271.71		$ 19,529.51		$ 20,800.08	$ 18,249.22	$ 20,874.95	$ 24,402.59	$ 34,131.65

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
[3]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
[4]	The S&P 500® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones Equity All REIT Capped Index. The fund does not seek to track the regulatory index.
[5]	The S&P 500® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity US Small Index. The fund does not seek to track the regulatory index.
[6]	The Russell 3000® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity US All Index. The fund does not seek to track the regulatory index.
[7]	The Russell 1000® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity US Large Index. The fund does not seek to track the regulatory index.
[8]	The MSCI EAFE® Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity Developed ex US Large Index (Net). The fund does not seek to track the regulatory index.
[9]	The MSCI EAFE® Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity Developed ex US Small Index (Net). The fund does not seek to track the regulatory index.
[10]	The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
[11]	The MSCI Emerging Markets Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity Emerging Markets Index (Net). The fund does not seek to track the regulatory index.
[12]	The inception date of the Dow Jones Equity All REIT Capped Index is April 13, 2020. The fund began tracking the index on June 22, 2020.
[13]	Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ US Index to the RAFI Fundamental High Liquidity US All Index in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity US All Index is January 31, 2024. The fund began tracking the index on June 21, 2024.
[14]	Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ US Large Company Index to the RAFI Fundamental High Liquidity US Large Index in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity US Large Index is January 31, 2024. The fund began tracking the index on June 21, 2024.
[15]	Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ US Small Company Index to the RAFI Fundamental High Liquidity US Small Index in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity US Small Index is January 31, 2024. The fund began tracking the index on June 21, 2024.
[16]	Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ Developed ex US Large Company Index (Net) to the RAFI Fundamental High Liquidity Developed ex US Large Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity Developed ex US Large Index (Net) is January 31, 2024. The fund began tracking the index on June 21, 2024.
[17]	Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ Developed ex US Small Company Index (Net) to the RAFI Fundamental High Liquidity Developed ex US Small Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity Developed ex US Small Index (Net) is January 31, 2024. The fund began tracking the index on June 21, 2024.
[18]	Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ Emerging Markets Large Company Index (Net) to the RAFI Fundamental High Liquidity Emerging Markets Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity Emerging Markets Index (Net) is January 31, 2024. The fund began tracking the index on June 21, 2024.